Debt, Aggregate maturities of debt (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Aggregate maturities of debt during the next five years and thereafter [Abstract]
2023	$ 782
2024	789
2025	503
2026	536
2027	892
Aggregate maturities of debt after 2027	8,182
Long-term debt [Line Items]
Maturities of debt during 2023	782
Guaranteed Notes due 2023, 4.0% [Member]
Aggregate maturities of debt during the next five years and thereafter [Abstract]
2023	425
Long-term debt [Line Items]
Maturities of debt during 2023	$ 425
Stated interest rate (in hundredths)	4.00%
Maturity year	2023